Fair Value Measurements (Table)	11 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$724,716,476
Liabilities:
Warrant Liability – Public Warrants	1	53,130,000
Warrant Liability – Private Placement Warrants	2	24,918,668

Schedule of Stockholders' Equity Note, Warrants or Rights
The following table presents the changes in the fair value of warrant liabilities:

	Private	Public	Warrant
Fair value as of January 2 4, 2020	$—	$—	$—
Initial measurement on July 16, 2020	17,556,334	37,432,500	54,988,834
Change in valuation inputs or other 1	7,362,334	15,697,500	23,059,834

Fair value as of December 31, 2020	$24,918,668	$53,130,000	$78,048,668